Vessels Under Construction (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Schedule of Vessels Under Construction

	2024	2025
	(in thousands)
Vessels under construction at January 1	$—	$41,589
Capitalized interest	381	5,206
Additions to vessels under construction	41,208	68,526
Vessels under construction at December 31	$41,589	$115,321